Elizabeth Gioia Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203-402-1624 Elizabeth.gioia@prudential.com

February 8, 2021

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Post-Effective Amendment No. 71 to Registration Statement on Form N-4
SEC File Nos. 333-96577and 811-5438
Prudential Annuities Life Assurance Corporation Variable Account B (Registrant)
Prudential Annuities Life Assurance Corporation (Depositor)

Members of the Commission:

On behalf of the above-named Registrant, submitted for filing under the Securities Act of 1933 is Post-Effective Amendment No. 71 to the Registration Statement filed on Form N-4. (the “Post-Effective Amendment”).

This Post-Effective Amendment is being filed in order to revive a product (Stagecoach Advisor Plan III) under the Registration Statement which has not been updated in full since May 1, 2005, based on previous guidance regarding certain products that were not offered for additional sales. A second prospectus (Advisor Plan III) is also being filed herewith, which was last updated on April 27, 2020 This Post-Effective Amendment is being updated and filed on the revised Form N-4, which became effective July 1, 2020 in accordance with SEC Rule 498A under the Securities Act of 1933.

It is our intention that this filing become effective on May 1, 2021, and we expect to file delaying amendments as necessary.

If you have any questions, please call me at 203-402-1624.

Sincerely,

/s/Elizabeth Gioia
Elizabeth Gioia
Vice President, Corporate Counsel